Note to Consolidated Statements of Cash flows (Tables)	12 Months Ended
Dec. 31, 2025
Note to Consolidated Statements of Cash flows [Abstract]
Disclosure of Reconciliation From Profit/(Loss) Before Income Tax to Cash Used In Operating Activities
(a)	Reconciliation from profit/(loss) before income tax expense to cash generated from operating activities:

	For the year ended December 31,
	2023	2024	2025
	RMB’000	RMB’000	RMB’000
Profit/(loss) before income tax expense	1,588,465	(2,078,685)	(577,746)
Adjustments for:
Depreciation of property and equipment	185,222	104,439	49,831
Depreciation of right-of-use assets	427,358	283,645	209,151
Amortization of intangible assets	11,022	39,766	14,608
Share of loss of associates and joint ventures	5,416	691	—
Net gain on sales of property and equipment, and intangible assets	21,994	84,666	1,006
Net unrealized loss/(gain) on financial assets at fair value through profit or loss	525,003	1,583,149	(871,086)
Non-cash employee benefits expense - share based payment	(36,204)	(18,119)	374
Asset impairment losses	31,246	—	28,306
Credit impairment losses	5,596,942	7,638,072	10,575,102
Finance costs classified as financing activities	1,764,472	1,114,753	981,416
Investment income classified as investing activities	(604,979)	(537,329)	(783,678)
Foreign exchange loss/(gain)	(75,714)	190,800	64,565

	9,440,243	8,405,848	9,691,849

Change in operating assets and liabilities, net of effects from purchase of controlled entity:
Decrease in loans to customers and accounts and other receivables	103,902,273	17,856,581	3,486,172
Decrease/(increase) in accounts and other payables	(97,868,864)	(22,107,429)	1,093,009

Cash generated from operating activities	15,473,652	4,155,000	14,271,030

Disclosure of Net Increase in Cash and Cash Equivalents
(b)	Net decrease in cash and cash equivalents

	For the year ended December 31,
	2023	2024	2025
	RMB’000	RMB’000	RMB’000
Cash and cash equivalents at the end of the year	18,577,225	11,798,435	11,089,073
Less: Cash and cash equivalents at the beginning of the year	(29,594,654)	(18,577,225)	(11,798,435)

Net decrease in cash and cash equivalents	(11,017,429)	(6,778,790)	(709,362)

Disclosure of Cash and Cash Equivalents
(c)	Cash and cash equivalents

	December 31,	December 31,	December 31,
	2023	2024	2025
	RMB’000	RMB’000	RMB’000
Cash at bank (Note 16)	39,695,914	29,903,846	22,086,187
Less: Time deposits with original maturities of more than three months	(21,122,482)	(18,108,539)	(11,000,088)
Add: Provision for impairment losses	3,793	3,128	2,974

Cash and cash equivalents at the end of the year	18,577,225	11,798,435	11,089,073

Disclosure of Net Debt
(d)	Net debt reconciliation
This section sets out an analysis of net debt and the movements in net debt for each of the years ended December 31, 2023, 2024 and 2025.

	Borrowings	Bonds payable	Convertible promissory notes payable	Lease liabilities	Optionally convertible promissory notes	Total
	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000
As of January 1, 2023	36,915,513	2,143,348	5,164,139	760,626	8,142,908	53,126,534

Cash flows	349,881	(2,298,222)	(50,900)	(486,942)	(8,840,294)	(11,326,477)
Acquisitions - leases	—	—	—	273,778	—	273,778
Disposals - leases	—	—	—	(170,878)	—	(170,878)
Foreign exchange adjustments	15,441	79,167	89,012	—	290,131	473,751
Accrued expense	1,542,449	75,707	448,017	27,934	407,255	2,501,362

As of December 31, 2023	38,823,284	—	5,650,268	404,518	—	44,878,070

Cash flows	10,360,632	—	(51,180)	(289,615)	—	10,019,837
Acquisition of subsidiaries	—	—	—	8,612	—	8,612
Acquisitions - leases	—	—	—	217,279	—	217,279
Disposals - leases	—	—	—	(53,727)	—	(53,727)
Foreign exchange adjustments	253,081	—	88,231	—	—	341,312
Accrued expense	1,677,578	—	486,731	15,800	—	2,180,109

As of December 31, 2024	51,114,575	—	6,174,050	302,867	—	57,591,492

Cash flows	10,974,734	—	(51,597)	(206,364)	—	10,716,773
Acquisitions - leases	—	—	—	196,102	—	196,102
Disposals - leases	—	—	—	(45,035)	—	(45,035)
Foreign exchange adjustments	(107,518)	—	(144,761)	—	—	(252,279)
Accrued expense	1,554,122	—	526,111	12,194	—	2,092,427

As of December 31, 2025	63,535,913	—	6,503,803	259,764	—	70,299,480